UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund:    BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New

York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 128.6%
Corporate — 3.7%
Build NYC Resource Corp., Refunding RB:
Ethical Culture Fieldston School Project, 5.00%, 6/01/30	$385	$441,187
Pratt Paper, Inc. Project, AMT, 4.50%, 1/01/25 (a)	500	524,720
The Packer Collegiate Institute Project, 5.00%, 6/01/35	250	279,582
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	500	603,870
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	500	501,220

		2,350,579
County/City/Special District/School District — 20.7%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A (AGM), 4.00%, 7/15/29	1,000	1,058,800
City of New York New York, GO, Refunding, Series E:
5.25%, 8/01/22	2,000	2,365,420
5.00%, 8/01/30	1,250	1,428,712
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	700	797,727
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,630,620
Sub-Series I-1, 5.13%, 4/01/25	750	807,413
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,000	1,002,310
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	850	932,170
City of Yonkers New York, GO, Refunding, Series B, 5.00%, 8/01/24	490	575,451

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/33	$300	$347,805
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,136,390
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	20	23,126
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,124,210

		13,230,154
Education — 32.5%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,053,050
Build NYC Resource Corp., Refunding RB, 5.00%, 7/01/33	2,000	2,189,780
City of New York New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 7/01/32	500	573,135
County of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,149,760
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/30	1,000	1,157,690
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/20 (b)	1,000	1,104,950
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	556,710

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
New York State Dormitory Authority, Refunding RB, Pace University, Series A, 5.00%, 5/01/27	$980	$1,073,482
State of New York Dormitory Authority, RB:
5.00%, 3/15/30	500	601,430
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	500	521,835
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	137,064
Fordham University, Series A, 5.25%, 7/01/25	500	564,120
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/32	1,000	1,127,770
Mount Sinai School of Medicine, 5.50%, 7/01/19 (b)	1,000	1,094,520
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	250	294,492
Series A, 5.00%, 3/15/32	1,000	1,155,740
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	1,000	1,026,520
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 7/01/29	375	436,354
Fordham University, 5.00%, 7/01/30	300	346,629
Series B, 5.00%, 7/01/31	1,500	1,743,150
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,050	1,218,798
The Culinary Institute of America, 5.00%, 7/01/28	500	545,205
Troy Capital Resource Corp., Refunding RB, 5.00%, 8/01/32	1,000	1,142,240

		20,814,424
Health — 17.0%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 7/01/30	500	562,215
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	239,764

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	$1,000	$1,103,380
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	1,017,598
Remarketing, Series A, 5.00%, 11/01/30	580	628,952
Series B, 6.00%, 11/01/20 (b)	205	238,116
Series B, 6.00%, 11/01/30	35	38,872
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 4.00%, 1/01/23	250	271,805
Kendal On Hudson Project, 5.00%, 1/01/28	875	967,103
Westchester Medical Center, 5.00%, 11/01/34	500	542,135
State of New York Dormitory Authority, RB, Series A (b):
New York State Association for Retarded Children, Inc., 5.30%, 7/01/19	450	491,013
New York University Hospitals Center, 5.00%, 7/01/20	1,000	1,115,360
State of New York Dormitory Authority, Refunding RB:
Columbia University, Series B, 5.00%, 10/01/31	250	299,715
Mount Sinai Hospital Series A, 4.25%, 7/01/23	250	269,098
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,270	1,440,929
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	500	552,220
Orange Regional Medical Center, 5.00%, 12/01/27 (a)	100	113,438
Orange Regional Medical Center, 5.00%, 12/01/28 (a)	200	225,224

2	BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	$750	$752,160

		10,869,097
Housing — 2.1%
City of New York New York Housing Development Corp., RB, M/F Housing:
Series B1, 5.25%, 7/01/30	500	574,505
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	780	789,477

		1,363,982
State — 11.0%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	612,921
Fiscal 2015, Series S-1, 5.00%, 7/15/37	1,140	1,288,382
State of New York Dormitory Authority, RB:
Haverstraw King’s Daughters Public Library, 5.00%, 7/01/26	1,015	1,149,417
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	600	616,872
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,078,170
State of New York Urban Development Corp., Refunding RB, Personal Income Tax, Series A, 5.00%, 3/15/35	1,990	2,291,505

		7,037,267
Tobacco — 1.3%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/34	500	552,905

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
New York Counties Tobacco Trust, Refunding RB, Tobacco Settlement Pass-Through, 5.00%, 6/01/30	$265	$292,698

		845,603
Transportation — 30.9%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,142,990
Series A-1, 5.25%, 11/15/33	500	576,040
Series B, 5.25%, 11/15/33	1,000	1,162,630
Series B (NPFGC), 5.25%, 11/15/19	860	949,173
Sub-Series B-1, 5.00%, 11/15/21 (b)	460	528,821
Sub-Series B-4, 5.00%, 11/15/21 (b)	300	344,883
Sub-Series D-1, 5.25%, 11/15/44	225	258,961
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 7/01/34	1,000	1,088,110
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/26	1,000	1,050,290
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	1,000	1,095,990
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	2,000	2,284,980
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	500	519,775
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,114,350
Consolidated, 152nd Series, 5.00%, 11/01/24	1,000	1,039,450
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 1/01/37	660	731,432
Series K, 5.00%, 1/01/32	1,035	1,182,022

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, RB:
Series B, 5.00%, 11/15/31	$2,005	$2,359,885
Series B-3, 5.00%, 11/15/33	500	582,270
Triborough Bridge & Tunnel Authority, Refunding RB:
Series A, 5.00%, 1/01/27	500	575,785
Sub-Series A, 5.00%, 11/15/24	1,000	1,187,380

		19,775,217
Utilities — 9.4%
City of New York New York Municipal Water & Sewer System, Refunding RB, Series A, 4.75%, 6/15/30	1,215	1,220,808
City of New York New York Municipal Water Finance Authority, Refunding RB:
Series A, 4.75%, 6/15/17 (b)	285	286,456
Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/32	250	261,035
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 4/01/19 (b)	500	542,590
5.00%, 9/01/34	1,000	1,118,990
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 6/15/31	1,000	1,133,610
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB:
4.00%, 4/01/25	125	141,331
5.00%, 4/01/26	160	194,245
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,165,140

		6,064,205
Total Municipal Bonds in New York		82,350,528

Municipal Bonds	Par (000)	Value
Puerto Rico — 2.2%
Housing — 2.2%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$1,360	$1,432,815
Total Municipal Bonds - 130.8%		83,783,343

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 24.9%
County/City/Special District/School District — 10.5%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	599	650,682
City of New York New York, GO:
Series I, 5.00%, 3/01/32	991	1,130,720
Sub-Series G-1, 5.00%, 4/01/29	750	858,255
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,540	4,093,373

		6,733,030
Education — 2.8%
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	1,500	1,774,005
State — 4.5%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,164,933
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	1,499	1,725,639

		2,890,572
Transportation — 4.3%
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/19 (b)	749	827,099
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	750	840,067

4	BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	$991	$1,104,310

		2,771,476
Utilities — 2.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	1,560	1,755,780
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.9%		15,924,863
Total Long-Term Investments (Cost — $94,882,953) — 155.7%		99,708,206

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (d)(e)	871,670	$871,845
Total Short-Term Securities (Cost — $871,816) — 1.4%		871,845
Total Investments (Cost — $95,754,769*) — 157.1%		100,580,051
Other Assets Less Liabilities — 1.7%		1,118,842
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.8)%		(8,207,134)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.0)%		(29,453,108)

Net Assets Applicable to Common Shares — 100.0%		$64,038,651

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$87,910,926

Gross unrealized appreciation		$5,061,864
Gross unrealized depreciation		(581,910)

Net unrealized appreciation		$4,479,954

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	315,667	556,003	871,670	$871,845	$5,678	$755	$29

[1]	Includes net capital gain distributions.
(e)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(15)	5-Year U.S. Treasury Note	June 2017	$1,776,094	$(8,345)
(35)	10-Year U.S. Treasury Note	June 2017	$4,400,156	(36,546)
(14)	Long U.S. Treasury Bond	June 2017	$2,141,563	(26,269)
Total				$(71,160)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$99,708,206	—	$99,708,206
Short-Term Securities	$871,845	—	—	871,845

Total Investments	$871,845	$99,708,206	—	$100,580,051

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(71,160)	—	—	$(71,160)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(8,189,171)	—	$(8,189,171)
VRDP Shares at Liquidation Value	—	(29,600,000)	—	(29,600,000)

Total	—	$(37,789,171)	—	$(37,789,171)

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2017	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 22, 2017